Commitments and Contingencies - Summary of PF Credit Enhancements Such as Debt Assumption Supplemental Funding Agreement and Maturity of the Related Loans (Detail) ₩ in Millions	Dec. 31, 2025 KRW (₩)
Disclosure of contingent liabilities [line items]
Agreed amount	₩ 2,486,755
Executed amount	1,395,830
Total	1,395,830
Parent [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | JB CLARK HILLS [member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Agreed amount	45,630
Executed amount	38,025
Total	38,025
Associates and joint ventures [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | New Songdo International City Development, LLC [member] | Mortgage loan [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Agreed amount	494,000
Executed amount	321,300
Total	321,300
Others [member]
Disclosure of contingent liabilities [line items]
Agreed amount	1,947,125
Executed amount	1,036,505
Total	1,036,505
Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | Civic Center PFV [member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Agreed amount	45,000
Executed amount	45,000
Total	45,000
Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | Landmark Sewoon | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Agreed amount	50,000
Executed amount	50,000
Total	50,000
Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | DAON INP Co., Ltd. | Main PF [member] | Joint guarantee [Member]
Disclosure of contingent liabilities [line items]
Agreed amount	78,000
Executed amount	60,000
Total	60,000
Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | Jeonju Eco-city | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Agreed amount	53,300
Executed amount	22,600
Total	22,600
Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | Alpha City HG Ltd [Member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Agreed amount	60,000
Executed amount	60,000
Total	60,000
Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | Island One [Member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Agreed amount	50,000
Executed amount	50,000
Total	50,000
Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | Hankook Asset Development Co Ltd [Member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Agreed amount	48,000
Executed amount	40,000
Total	40,000
Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | Daegu MBC Site Mixeduse Development PFV [Member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Agreed amount	80,000
Executed amount	80,000
Total	80,000
Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Maintenance projects [member] | Bangbae Shindonga Apartment Reconstruction and Maintenance Project Association, etc. [member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Agreed amount	1,359,516
Executed amount	592,214
Total	592,214
Others [member] | POSCO DX Co., Ltd.(formerly, POSCO ICT) [member] | Other projects [member] | Jeonnong schoo keeper co. and others [member] | Main PF [member] | Supplemental funding agreement [member]
Disclosure of contingent liabilities [line items]
Agreed amount	123,309
Executed amount	36,691
Total	36,691
3~6 month
Disclosure of contingent liabilities [line items]
Total	137,900
3~6 month | Associates and joint ventures [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | New Songdo International City Development, LLC [member] | Mortgage loan [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Total	74,500
3~6 month | Others [member]
Disclosure of contingent liabilities [line items]
Total	63,400
3~6 month | Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Maintenance projects [member] | Bangbae Shindonga Apartment Reconstruction and Maintenance Project Association, etc. [member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Total	63,400
6 months ~1 year
Disclosure of contingent liabilities [line items]
Total	108,799
6 months ~1 year | Parent [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | JB CLARK HILLS [member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Total	38,025
6 months ~1 year | Others [member]
Disclosure of contingent liabilities [line items]
Total	70,774
6 months ~1 year | Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | Jeonju Eco-city | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Total	22,600
6 months ~1 year | Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Maintenance projects [member] | Bangbae Shindonga Apartment Reconstruction and Maintenance Project Association, etc. [member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Total	48,174
1 year ~2 years
Disclosure of contingent liabilities [line items]
Total	381,247
1 year ~2 years | Associates and joint ventures [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | New Songdo International City Development, LLC [member] | Mortgage loan [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Total	246,800
1 year ~2 years | Others [member]
Disclosure of contingent liabilities [line items]
Total	134,447
1 year ~2 years | Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | Hankook Asset Development Co Ltd [Member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Total	40,000
1 year ~2 years | Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Maintenance projects [member] | Bangbae Shindonga Apartment Reconstruction and Maintenance Project Association, etc. [member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Total	94,447
2 years ~3 years
Disclosure of contingent liabilities [line items]
Total	346,442
2 years ~3 years | Others [member]
Disclosure of contingent liabilities [line items]
Total	346,442
2 years ~3 years | Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | DAON INP Co., Ltd. | Main PF [member] | Joint guarantee [Member]
Disclosure of contingent liabilities [line items]
Total	60,000
2 years ~3 years | Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | Alpha City HG Ltd [Member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Total	60,000
2 years ~3 years | Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | Island One [Member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Total	50,000
2 years ~3 years | Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | Daegu MBC Site Mixeduse Development PFV [Member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Total	80,000
2 years ~3 years | Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Maintenance projects [member] | Bangbae Shindonga Apartment Reconstruction and Maintenance Project Association, etc. [member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Total	95,075
2 years ~3 years | Others [member] | POSCO DX Co., Ltd.(formerly, POSCO ICT) [member] | Other projects [member] | Jeonnong schoo keeper co. and others [member] | Main PF [member] | Supplemental funding agreement [member]
Disclosure of contingent liabilities [line items]
Total	1,367
After 3 years
Disclosure of contingent liabilities [line items]
Total	421,442
After 3 years | Others [member]
Disclosure of contingent liabilities [line items]
Total	421,442
After 3 years | Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | Civic Center PFV [member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Total	45,000
After 3 years | Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | Landmark Sewoon | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Total	50,000
After 3 years | Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Maintenance projects [member] | Bangbae Shindonga Apartment Reconstruction and Maintenance Project Association, etc. [member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Total	291,118
After 3 years | Others [member] | POSCO DX Co., Ltd.(formerly, POSCO ICT) [member] | Other projects [member] | Jeonnong schoo keeper co. and others [member] | Main PF [member] | Supplemental funding agreement [member]
Disclosure of contingent liabilities [line items]
Total	₩ 35,324